Supplemental Schedules-Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income	$ 172,784	$ 133,953	$ 150,930
Adjustments to reconcile net income to cash provided by operating activities	181,657
Changes in assets and liabilities	40,192	30,123	(59,790)
Net cash provided by operating activities	394,633	390,884	266,230
Investing activities
Additions to theatre properties and equipment	(220,727)	(184,819)	(156,102)
Proceeds from sale of theatre properties and equipment	1,976	6,230	21,791
Acquisition of theatre in U.S.	(14,080)
Investment in DCIP and other	(1,480)	(1,520)	(1,756)
Net cash used for investing activities	(234,311)	(247,067)	(136,067)
Financing activities
Dividends paid to parent	(95,750)	(95,000)	(78,100)
Payroll taxes paid as a result of restricted stock withholdings	(3,263)	(494)	(416)
Proceeds from issuance of notes	400,000	200,000
Proceeds from amended senior secured credit facility	700,000
Repayment of former senior secured credit facility	(898,955)
Repayments of long-term debt	(9,711)	(166,898)	(11,853)
Payment of debt issue costs	(18,453)	(4,539)	(8,858)
Payments on capital leases	(9,451)	(7,526)	(7,327)
Other	(835)	(2,120)	(539)
Net cash provided by (used for) financing activities	63,582	(78,020)	(108,162)
Effect of exchange rate changes on cash and cash equivalents	(3,062)	(9,309)	5,027
Increase in cash and cash equivalents	220,842	56,488	27,028
Cash and cash equivalents:
Beginning of year	521,253	464,765	437,737
End of year	742,095	521,253	464,765
Restricted Subsidiaries
Operating activities
Net income	178,974
Adjustments to reconcile net income to cash provided by operating activities	187,296
Changes in assets and liabilities	776
Net cash provided by operating activities	367,046
Investing activities
Additions to theatre properties and equipment	(220,727)
Proceeds from sale of theatre properties and equipment	1,976
Acquisition of theatre in U.S.	(14,080)
Net cash used for investing activities	(232,831)
Financing activities
Dividends paid to parent	(95,750)
Payroll taxes paid as a result of restricted stock withholdings	(3,263)
Proceeds from issuance of notes	400,000
Proceeds from amended senior secured credit facility	700,000
Repayment of former senior secured credit facility	(898,955)
Repayments of long-term debt	(9,711)
Payment of debt issue costs	(18,453)
Payments on capital leases	(9,451)
Other	(835)
Net cash provided by (used for) financing activities	63,582
Effect of exchange rate changes on cash and cash equivalents	(3,062)
Increase in cash and cash equivalents	194,735
Cash and cash equivalents:
Beginning of year	439,616
End of year	634,351
Unrestricted Subsidiaries
Operating activities
Net income	20,310
Adjustments to reconcile net income to cash provided by operating activities	(5,639)
Changes in assets and liabilities	12,916
Net cash provided by operating activities	27,587
Investing activities
Investment in DCIP and other	(1,480)
Net cash used for investing activities	(1,480)
Financing activities
Increase in cash and cash equivalents	26,107
Cash and cash equivalents:
Beginning of year	81,637
End of year	107,744
Eliminations
Operating activities
Net income	(26,500)
Changes in assets and liabilities	$ 26,500